TAXATION - Components of the deferred tax assets (Details) - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 405,484	$ 352,117
Accrued expenses and others	206,261	112,470
Less: valuation allowance	(405,885)	(352,716)	$ (188,205)	$ (122,624)
Total deferred tax assets	205,860	111,871
Total deferred tax liabilities	$ 20,856	$ 4,882